Schedule of Fair Value of Assets and Liabilities on a Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrant liability	$ 8,070	$ 15,151	$ 4,368
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrant liability
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrant liability	8,070	15,151	4,368
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrant liability